Segregated Funds - Changes in Insurance Contracts for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment 1 [Line Items]
Total changes	$ 1,470	$ 2,704
Investments for account of segregated fund holders, insurance contracts
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment 1 [Line Items]
Insurance contracts liability (asset) at beginning of period	20,097	19,041
Insurance finance (income) expenses from insurance contracts issued	1,901	2,316
Foreign currency translation	(431)	388
Total changes	1,470	2,704
Premiums received	2,098	2,016
Other	(813)	(850)
Total cash flows	(1,459)	(1,648)
Expected investment component excluded from insurance revenue	(2,744)	(2,814)
Insurance contracts liability (asset) at end of period	20,108	20,097
Investments for account of segregated fund holders, insurance contracts | Net liabilities for remaining coverage:
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment 1 [Line Items]
Insurance contracts liability (asset) at beginning of period	20,097	19,041
Insurance finance (income) expenses from insurance contracts issued	1,901	2,316
Foreign currency translation	(431)	388
Premiums received	2,098	2,016
Other	(813)	(850)
Total cash flows	1,285	1,166
Expected investment component excluded from insurance revenue	(2,744)	(2,814)
Insurance contracts liability (asset) at end of period	20,108	20,097
Investments for account of segregated fund holders, insurance contracts | Liability for incurred claims:
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment 1 [Line Items]
Insurance contracts liability (asset) at beginning of period	0	0
Total cash flows	(2,744)	(2,814)
Expected investment component excluded from insurance revenue	(2,744)	(2,814)
Actual investment component excluded from insurance service expense	2,744	2,814
Insurance contracts liability (asset) at end of period	$ 0	$ 0